Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss for the period	$ (3,938)	$ (5,380)
Adjustments for operating activities:
Depreciation	21	33
Share-based compensation	221	245
Change in other receivables and prepaid expenses (short and long term)	(123)	684
Gain on lease termination	0	(35)
Change in trade payables	(228)	(288)
Change in accrued expenses	156	(915)
Change in employees and related expenses	147	(488)
Adjustments for operating activities	194	(764)
Net cash used in operating activities	(3,744)	(6,144)
Cash flows from investing activities
Purchase of fixed assets	(3)	0
Decrease in bank deposits	2,114	4,278
Net cash provided by investing activities	2,111	4,278
Cash flows from financing activities
Exercise of Options	0	2
Issuance of shares, net of issuance expenses	68	1,313
Net cash provided by financing activities	68	1,315
Decrease in cash, cash equivalents and restricted cash	(1,565)	(551)
Cash, cash equivalents and restricted cash at beginning of period	7,564	6,147
Cash, cash equivalents and restricted cash at end of period	5,999	5,596
Supplemental disclosure of non-cash investing and financing activities:
Accrued issuance expenses	$ 0	$ 18